UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21962
                                    ---------

                                 Epiphany Funds
                                 --------------
               (Exact name of registrant as specified in charter)

               306 West 7th Street Suite 616 Fort Worth, TX 76102
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Matrix Capital Group, Inc.
                  630 Fitzwatertown Road Building A, 2nd Floor
                           Willow Grove, PA 19090-1904
                           ---------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  817.529.0444
                                                     ------------

Date of fiscal year end:  10/31/2007
                          ----------

Date of reporting period: 01/31/2007
                          ----------

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EPIPHANY FUNDS
EPIPHANY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2007
--------------------------------------------------------------------------------

COMMON STOCK - (58.40%)                                               Shares       Value
                                                                     --------    --------
BANKS - (9.09%)
BB&T Corp.                                                                301    $ 12,720
                                                                                 --------

FOOD - (4.22%)
Kellogg Co.                                                               120       5,912
                                                                                 --------

HEALTHCARE PRODUCTS - (9.46%)
Becton Dickinson & Co.                                                    172      13,234
                                                                                 --------

MACHINERY - CONSTRUCTION AND MINING - (4.58%)
Caterpillar, Inc.                                                         100       6,407
                                                                                 --------

PACKAGING & CONTAINERS - (8.72%)
Bemis Co., Inc.                                                           360      12,207
                                                                                 --------

RETAIL - (9.25%)
Lowe's Cos., Inc.                                                         384      12,945
                                                                                 --------

TRANSPORTATION - (13.08%)
Arkansas Best Corp.                                                       150       5,733
United Parcel Service, Inc.                                               174      12,577
                                                                                 --------
                                                                                   18,310
                                                                                 --------

TOTAL COMMON STOCK (Cost $82,319)                                                  81,735
                                                                                 --------

SHORT-TERM INVESTMENTS - (17.33%)
Huntington National Bank Money Market IV, 4.44% *  (Cost $24,246)      24,246      24,246
                                                                                 --------

TOTAL INVESTMENTS (Cost $106,565) -75.73%                                        $105,981

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 24.27%                                33,971
                                                                                 --------

NET ASSETS - 100%                                                                $139,952
                                                                                 ========

* Rate shown represents the rate at January 31, 2007, is subject to change and resets daily.

The following information for the Epiphany Core Equity Fund is presented on an income tax basis as of January 31, 2007:

      Cost of Investments                                                        $107,061
      Gross Unrealized Appreciation                                                   828
      Gross Unrealized Depreciation                                                (1,412)
                                                                                 --------
      Net Unrealized Depreciation                                                $   (584)
                                                                                 ========

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert. (b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By:  /s/ Samuel J. Saladino, III
   ---------------------------------------------
Name:  Samuel J. Saladino, III
Title: Principal Executive Officer
Date:  March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Samuel J. Saladino, III
   ---------------------------------------------
Name:  Samuel J. Saladino, III
Title: Principal executive Officer
Date:  March 22, 2007


By:  /s/ Melissa Hankin
   ---------------------------------------------
Name:   Melissa Hankin
Title:  Principal Financial Officer
Date:   March 22, 2007